COSTS AND EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
Material income and expense [abstract]
Schedule of operating costs and administrative expenses
The main operating costs and administrative expenses are detailed below:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Aircraft fuel	(3,947,220)	(3,882,505)	(1,487,776)
Other rentals and landing fees	(1,322,795)	(1,036,158)	(755,188)
Aircraft maintenance	(601,804)	(582,848)	(533,738)
Aircraft rental (*)	(91,876)	(202,845)	(120,630)
Commissions	(244,160)	(167,035)	(89,208)
Passenger services	(271,838)	(184,357)	(77,363)
Other operating expenses	(1,351,571)	(1,136,490)	(959,427)
Total	(7,831,264)	(7,192,238)	(4,023,330)
(*)During December 31, 2022, the Company amended its Aircraft Lease Contracts to include lease payments based on Power by the Hour (PBH) at the beginning of the contract and fixed-rent payments later on. For these contracts that contain an initial period based on PBH and then a fixed amount, a right of use asset and a lease liability was recognized at the date of modification of the contract. These amounts continue to be amortized over the contract term on a straight-line basis starting from the modification date of the contract. Therefore, as a result of the application of the lease accounting policy, the expenses for the year include both the lease expense for variable payments (Aircraft Rentals) as well as the expenses resulting from the amortization of the right of use assets (included in the Depreciation line included in b) below) and interest from the lease liability (included in Lease Liabilities letter c) below)

Schedule of payments for leases of low-value assets

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Payments for leases of low-value assets	(16,632)	(17,959)	(19,793)
Total	(16,632)	(17,959)	(19,793)

Schedule of depreciation and amortization
Depreciation and amortization are detailed below:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Depreciation (*)	(1,151,015)	(1,125,154)	(1,114,232)
Amortization	(54,358)	(54,358)	(51,162)
Total	(1,205,373)	(1,179,512)	(1,165,394)
(*)Included within this amount is the depreciation of the Property, plant and equipment (See Note 16 (a)) and the maintenance of the aircraft recognized as right of use assets. The maintenance cost amount included in the depreciation line for the period ended December 31, 2023 is ThUS$565,384 (ThUS$463,306 for the same period in December 31, 2022 and ThUS$ $351,701 in December 31, 2021).

Schedule of finance costs
The detail of financial costs is as follows:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Bank loan interests	(400,052)	(714,310)	(580,193)
Financial leases	(58,011)	(45,384)	(46,679)
Lease liabilities	(224,824)	(152,132)	(121,147)
Other financial instruments	(15,344)	(30,577)	(57,525)
Total	(698,231)	(942,403)	(805,544)

Schedule of gain (losses) from restructuring activities
Gains (losses) from restructuring activities are detailed below:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Renegotiation of fleet contracts	—	(483,068)	(516,559)
Legal advice	—	(323,204)	(91,870)
Employee restructuring plan	—	(80,407)	(46,938)
Rejection of fleet contracts	—	—	(1,564,973)
Rejection of IT contracts	—	(2,586)	(26,368)
Adjustment net realizable value fleet available for sale	—	—	(73,595)
Gains resulting from the settlement of Chapter 11 claims (*)	—	2,550,306	—
Others	—	18,893	(16,879)
Total	—	1,679,934	(2,337,182)
(*)See Note 24 (g)

Schedule of financial income
Financial income is detailed below:

	For the year ended At December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Financial claims (*)	—	491,326	—
Gains resulting from the settlement of Chapter 11 claims (**)	—	420,436	—
Finance lease rate change effect	—	49,824	—
Other miscellaneous income	125,356	90,709	21,107
Total	125,356	1,052,295	21,107
(*)See Note 34 (a.4.)
(**)See Note 24 (g)

Schedule of other gains (losses)
Other gains (losses) are detailed below:

	For the year ended At December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Provision for onerous contract related to purchase commitment	—	—	44,000
Adjustment net realizable value fleet available for sale	(39,163)	(345,410)	—
Other	(51,880)	(1,667)	(13,326)
Total	(91,043)	(347,077)	30,674